Revenue from Services	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from services

NOTE 3: Revenue from services

The company has service agreements for collecting information and making it accessible, according to customer requirements.

	For the six months ended on June 30		For the year ended on December 31 2021
	2022	2021
	Unaudited		Audited
	USD thousands
Revenue by geographical markets:
Singapore	149	1,495	2,841
Israel	275	151	326
United Arab Emirates	120	—	120
	544	1,646	3,287

Breakdown of revenues by customers:
Monitoring and policing authorities (“Smart City”)	269	1,495	2,961
Industry	275	151	326
	544	1,646	3,287

Note 15 — Revenue:

The Company has service agreements for collecting and making information accessible according to the customer’s needs.

Set out below is the disaggregation of the Group’s revenue by geographical markets:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Singapore	2,841	1,259
Israel	326	249
United States	—	101
United Arab Emirates	120	—
	3,287	1,609

Set out below is the disaggregation of the Group’s revenue by type of customer:

	Year Ended December 31,
	2021	2020
	U.S. dollars in thousands
Supervisory and Police Authorities (‘Smart City’)	2,961	1,259
Industry	326	245
Security	—	105
	3,287	1,609